Revenue from contracts with customers - Receivables, Contract Assets and Liabilities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets:
Trade account receivable	$ 542	$ 757	$ 421
Unbilled receivables, included in 'Prepaid expenses and other current assets'	59	58	17
Total contract assets	601	815	438
Contract liabilities:
Deferred revenue, current	1,827	1,781	2,665
Deferred revenue, noncurrent	9	9	54
Customer deposit, included in 'Accrued expenses and other current liabilities'	45	45	21
Total contract liabilities	$ 1,881	$ 1,835	$ 2,740